Debt Due to Related Parties (Details Narrative) - USD ($)										6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 07, 2024	Nov. 07, 2024	Oct. 07, 2024	Sep. 07, 2024	Aug. 16, 2024	Oct. 19, 2023	Jul. 12, 2023	Mar. 24, 2022	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Oct. 19, 2026	Oct. 19, 2025	Apr. 14, 2025	Aug. 13, 2020
Payment of deferred financing costs for debt													$ 1,585,000
Custody Trust [Member]
Percentage of assets held in trust										26.50%		41.90%	41.50%
Forecast [Member] | Custody Trust [Member]
Ownership interest														97.50%
HCLP Nominees LLC [Member]
Additional debt or borrowings																	$ 10,000,000.0
Beneficient Holdings Inc [Member]
Percentage of preferred units																	5.00%
Grant tax liability																	$ 300,000.0
Put liability										$ 0		$ 0
First and Second Lien Credit Agreement [Member]
Installment payments								$ 5,000,000.0
Interest rate								9.50%
Debt instrument, increase, accrued interest										24,000,000.0		18,600,000	$ 9,500,000
Amendment fee								$ 100,000
Payment of deferred financing costs for debt										0	$ 0	0	0
Unamortized premium										200,000		300,000	500,000
Percentage of accrued interest payable																11.50%
First and Second Lien Credit Agreement [Member] | HCLP Nominees LLC [Member]
Installment payments									$ 5,000,000.0
Fee percentage									6.50%
HH-BDH [Member]
Unamortized debt discount										700,000		900,000	$ 1,500,000
HH-BDH [Member] | Term Loan [Member]
Debt term							3 years
Term loan						$ 1,700,000	$ 25,000,000.0
Minimum liquidity										$ 4,000,000.0		$ 4,000,000.0
HH-BDH [Member] | Term Loan [Member] | Non-Refundable Fee of Aggregate Commitments [Member]
Applicable interest rate							1.00%
HH-BDH [Member] | Term Loan [Member] | Interest Payment Rate First Period [Member]
Applicable interest rate							3.00%
HH-BDH [Member] | Term Loan [Member] | Interest Payment Rate Second Period [Member]
Applicable interest rate							2.00%
HH-BDH [Member] | Term Loan [Member] | Make Whole Payment Interest Rate [Member]
Applicable interest rate							3.00%
HH-BDH [Member] | Term Loan [Member] | Maximum [Member]
Debt service coverage ratio										2.00		2.00
HH-BDH [Member] | Term Loan [Member] | Minimum [Member]
Debt service coverage ratio										1.00		1.00
HH-BDH [Member] | Term Loan [Member] | Forecast [Member]
Interest rate														5.50%
HH-BDH [Member] | Term Loan [Member] | Subsequent Event [Member]
Interest rate															6.50%
HH-BDH [Member] | Related Party [Member] | Term Loan [Member]
Debt term							3 years
Term loan						1,700,000	$ 25,000,000.0			$ 850,000		$ 850,000
Amended Credit Agreement [Member] | Line of Credit [Member]
Repayments of outstanding principal balance	$ 875,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Line of credit facility, required payment of minus						$ 500,000